FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	81-1197930
Plan number	004
TOTAL INVESTMENTS	$ 658,296,684
Participant loan, current value	$ 9,853,551
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 489,312,651
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	145,412,240
ITT Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	17,616,333
Self-directed brokerage account
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,282,723
Separate accounts(a)
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,672,737
Investment, Identifier [Axis]: Collective Trust Funds | Columbia Threadneedle Investments | Columbia Trust Dividend Income Fund Cap
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	556,369
Investment, Identifier [Axis]: Collective Trust Funds | Franklin Templeton Investments | Putnam Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	38,624,782
Investment, Identifier [Axis]: Collective Trust Funds | J. P. Morgan Chase Bank | JPMCB US SmartIndex
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	107,826,089
Investment, Identifier [Axis]: Collective Trust Funds | Principal Global Investors | Mid-Cap Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	10,063,077
Investment, Identifier [Axis]: Collective Trust Funds | State Street Global Advisors | State St S&P 500 Index SL CL II
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	18,167,607
Investment, Identifier [Axis]: Collective Trust Funds | State Street Global Advisors | State St Target Ret 2025 SL CL V
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	54,102,499
Investment, Identifier [Axis]: Collective Trust Funds | State Street Global Advisors | State St Target Ret 2030 SL CL V
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	67,115,897
Investment, Identifier [Axis]: Collective Trust Funds | State Street Global Advisors | State St Target Ret 2035 SL CL V
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	52,148,825
Investment, Identifier [Axis]: Collective Trust Funds | State Street Global Advisors | State St Target Ret 2040 SL CL V
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	31,882,767
Investment, Identifier [Axis]: Collective Trust Funds | State Street Global Advisors | State St Target Ret 2045 SL CL V
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	23,939,283
Investment, Identifier [Axis]: Collective Trust Funds | State Street Global Advisors | State St Target Ret 2050 SL CL V
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	28,476,934
Investment, Identifier [Axis]: Collective Trust Funds | State Street Global Advisors | State St Target Ret 2055 SL CL V
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	6,773,160
Investment, Identifier [Axis]: Collective Trust Funds | State Street Global Advisors | State St Target Ret 2060 SL CL V
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	4,741,686
Investment, Identifier [Axis]: Collective Trust Funds | State Street Global Advisors | State St Target Ret 2065 SL CL V
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,776,151
Investment, Identifier [Axis]: Collective Trust Funds | State Street Global Advisors | State St Target Ret Income SL CL V
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	42,117,525
Investment, Identifier [Axis]: Employer, Common Stock | ITT Common Stock | ITT Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	17,616,333
Investment, Identifier [Axis]: Mutual Funds | American Funds | American Funds Europacific Growth - R6
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	6,610,019
Investment, Identifier [Axis]: Mutual Funds | American Funds | American Funds New Perspective - R6
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	19,777,650
Investment, Identifier [Axis]: Mutual Funds | Baird | Baird Aggregate Bond Inst
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	16,170,295
Investment, Identifier [Axis]: Mutual Funds | Dimensional Fund Advisors | DFA Emerging Markets I
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,938,611
Investment, Identifier [Axis]: Mutual Funds | Dimensional Fund Advisors | DFA U.S. Targeted Value I
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	9,143,582
Investment, Identifier [Axis]: Mutual Funds | Loomis Sayles | Loomis Sayles Small Cap Growth N
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	5,864,975
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Extended Market IDX Instl
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	17,654,564
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Short Term Inflation Protected Index
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	7,947,515
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Total Bond Market Index Instl
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	31,299,964
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Total Intl Stock Index Instl
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	28,005,064
Investment, Identifier [Axis]: Pooled Separate Account | Empower Annuity Insurance Company | JP Morgan Large Cap Growth Fund (IS)
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	2,672,737
Investment, Identifier [Axis]: Self-Directed Brokerage Account | Empower SDB | Self-directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 3,282,723